UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          NTV Asset Management, LLC
Address:       216 Brooks Street
               Suite 300
               Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen Setterstrom
Title:         Chief Compliance Officer
Phone:         (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom          Charleston, West Virginia          May 11, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     141

Form 13F Information Table Value Total:     194,771
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number     Name

                           Form 13F INFORMATION TABLE

------------------------------- -------------- ------------- -------- ----------- ----------- -------- ----------------------------
           Column 1               Column 2       Column 3    Column 4   Column 5   Column 6   Column 7         Column 8
------------------------------- -------------- ------------- -------- ----------- ----------- -------- ----------------------------
                                                                       SHRS OR
                                                                       SH/PUT/
        NAME OF ISSUER            TITLE OF          CUSIP     VALUE    PRN AMT    INVESTMENT   OTHER        VOTING AUTHORITY
                                    CLASS                    (x$1000)  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED     NONE
------------------------------- -------------- ------------- ------- ------------  ---------- -------- ------- -------- ----------
Agilent Technologies Inc                  Com     00846U101     355        10345      Sole                 345   10000
Apple Inc                                 Com     037833100    1183         5035      Sole                5035       0
ABB Ltd                         Sponsored ADR     000375204     408        18700      Sole                   0   18700
Abbott Labs                               Com     002824100     782        14860      Sole               14560     300
Automatic Data Processing                 Com     053015103     546        12300      Sole               12050     250
                                   Barclys US
Ishares Tr                              AGG B     464287226     442         4250      Sole                1250    3000
Amgen Inc                                 Com     031162100     989        16545      Sole               14945    1600
Air Prods & Chems Inc                     Com     009158106    1138        15400      Sole                 400   15000
Bank of America Corporation               Com     060505104    1372        76911      Sole               70795    6116
Baxter Intl Inc                           Com     071813109    1096        18845      Sole                 445   18400
BB&T Corp                                 Com     054937107   12081       372997    Shared              340822   32175
Black Hills Corp                          Com     092113109     371        12250      Sole                   0   12250
Bristol Myers Squibb Co                   Com     110122108     713        26705      Sole               20605    6100
BP PLC                          Sponsored ADR     055622104    1598        28017      Sole               27117     900
Berkshire Hathaway Inc Del               Cl B     084670207     399         4915      Sole                2800    2115
Citigroup Inc                             Com     172967101     338        83698      Sole               76202    7496
City Hldg Co                              Com     177835105     625        18246    Shared               16746    1500
Colgate Palmolive Co                      Com     194162103     816         9579      Sole                7379    2200
Cisco Sys Inc                             Com     17275R102    1054        40507      Sole               30427   10080
CSX Corp                                  Com     126408103    1139        22390      Sole                 390   22000
Chevron Corp New                          Com     166764100    2024        26697      Sole               23237    3460
                                   Barcly Cnv
SPDR Series Trust                         Etf     78464A359    3714        95185      Sole               82400   12785
Powershares DB Cmdty Idx Tra     Unit Ben Int     73935S105     663        28200      Sole               23100    5100
Du Pont E I De Nemours & Co               Com     263534109    1368        36750      Sole               24950   11800
                                   Emerg Mkts
Wisdomtree Trust                          ETF     97717W315    2451        46775      Sole               45400    1375
Diamonds Tr                        Unit Ser 1     78467X109    2792        25708      Sole               15380   10328

Disney Walt Co                            Com     254687106    2009        57574      Sole               20422   37152
Wisdomtree Trust                 Intl Energyg     97717W711     288        11750      Sole               10750    1000
                                   Intl SmCap
Wisdomtree Trust                          Div     97717W760     647        13745      Sole               12445    1300
Dow Chem Co                               Com     260543103     662        22419      Sole                6419   16000
Duke Energy Corp New                      Com     26441C105     780        47798      Sole               36598   11200
                                   DJ Sel Div
Ishares Tr                                Inx     464287168    4589        99735      Sole               99435     300
                                   MSCI Emerg
Ishares Tr                                Mkt     464287234    6588       156405      Sole              116695   39710
Ishares Tr                      MSCI Eafe Idx     464287465    4802        85793      Sole               54010   31783
Ishares Tr                       MSCI Grw Idx     464288885     251         4445      Sole                 850    3595
Emerson Elec Co                           Com     291011104    1427        28363      Sole               13050   15313
El Paso Corp                              Com     28336L109     412        38034      Sole               18000   20034
Enterprise Prods Partners                 Com     293792107    1017        29425      Sole               29425       0
                                  India Erngs
Wisdomtree Trust                           Fd     97717W422     214         9200      Sole                9200       0
EQT Corp                                  Com     26884L109     303         7400      Sole                6200    1200
Ishares Inc                        MSCI Japan     464286848     772        73950      Sole               52250   21700
Ishares Inc                     MSCI Malaysia     464286830     538        46100      Sole               45500     600
                                     MSCI Utd
Ishares Inc                             Kingd     464286699     235        14500      Sole               14500       0
                                       S&P GL
Ishares Tr                            Industr     464288729     828        17100      Sole               15200    1900
                                      NY Arca
First Tr Exchange Traded Fd           Biotech     33733E203     240         9000      Sole                9000       0
Federated Invs Inc PA                    Cl B     314211103     791        30000      Sole                   0   30000
Fiserv Inc                                Com     337738108     690        13600      Sole                   0   13600
Fiduciary Claymore MLP Opp F              Com     31647Q106    1381        71748      Sole               67730    4018
Fresenius Med Care AG & Co      Sponsored ADR     358029106     612        10900      Sole               10800     100
FPL Group Inc                             Com     302571104     204         4240      Sole                4050     190
France Telecom                  Sponsored ADR     35177Q105     326        13600      Sole               13600       0
General Dynamics Corp                     Com     369550108     779        10100      Sole                 100   10000
General Electric Co                       Com     369604103    3573       196372      Sole              137246   59126
Gilead Sciences Inc                       Com     375558103     295         6500      Sole                6500       0
General Mls Inc                           Com     370334104     350         4946      Sole                2400    2546
Glaxosmithkline PLC             Sponsored ADR     37733W105     438        11387      Sole                1387   10000
Health Care REIT Inc                      Com     42217K106     633        14000      Sole               13000    1000
HCP Inc                                   Com     40414L109     206         6250      Sole                5100    1150
Home Depot Inc                            Com     437076102    1034        31980      Sole               20330   11650
Heniz H J Co                              Com     423074103     568        12467      Sole               11267    1200
                                   Com Sh Ben
Hospitality Pptys Tr                      Int     44106M102     222         9300      Sole                3200    6100

Ishares Tr                      High Yld Corp     464288513    1281        14502      Sole               14300     202
Ishares Comex Gold Tr                 Ishares     464285105    5636        51700      Sole               50700    1000
                                    NASDQ Bio
Ishares Tr                               Indx     464287556    3298        36265      Sole               29615    6650
International Business Machs              Com     459200101    2241        17477      Sole               11827    5650
Ishares Tr                        DJ US Utils     464287697     244         3386      Sole                3386       0
                                  DJ Intl Sel
Ishares Tr                               Divd     464288448     550        17433      Sole               17133     300
                                     Barclays
Ishares Tr                            7-10 yr     464287440     363         4062      Sole                 207    3855
                                   S&P MidCap
Ishares Tr                                400     464287507    4423        56210      Sole               41425   14785
                                   S&P MC 400
Ishares Tr                                Grw     464287606    1546        18225      Sole               18075     150
                                   S&P SmlCap
Ishares Tr                                600     464287804    1389        23370      Sole               13095   10275
Ishares Tr                       S&P SmlCp Gr     464287887     349         5700      Sole                5600     100
Intel Corp                                Com     458140100    1453        65191      Sole               40691   24500
                                  S&P Glb 100
Ishares Tr                               Indx     464287572     680        11190      Sole                7143    4047
Ishares Tr                      S&P 500 Value     464287408     807        14300      Sole                   0   14300
Ishares Tr                      S&P 500 Index     464287200     277         2367      Sole                2237     130
Ishares Tr                        S&P 500 Grw     464287309    2535        42308      Sole               22958   19350
Ishares Tr                       Russell 1000     464287622     516         8000      Sole                   0    8000
                                 Russell 1000
Ishares Tr                                 Gr     464287614     785        15125      Sole                7100    8025
Ishares Tr                       Russell 2000     464287655     607         8958      Sole                6933    2025
Ishares Tr                       Rusl 2000 Gr     464287648     827        11300      Sole                8300    3000
                                  Russell Mcp
Ishares Tr                                 Gr     464287481     528        10900      Sole                3900    7000
                                  Russell Mid
Ishares Tr                                Cap     464287499    1890        21180      Sole               10150   11030
Ishares Tr                        S&P Gbl Inf     464287291     987        17075      Sole               16075    1000
                                        DJ US
Ishares Tr                           Industrl     464287754     412         7088      Sole                5375    1713
Johnson & Johnson                         Com     478160104    4584        69764      Sole               42664   27100
JP Morgan & Chase & Co                    Com     46625H100     919        20555    Shared               19266    1289
                                       S&P Gl
Ishares Tr                            Utiliti     464288711    1320        28910      Sole               28010     900
                                       Ut Ltd
Kinder Morgan Energy Partner          Partner     494550106     765        11700      Sole               11700       0
Coca Cola Co                              Com     191216100    2348        42702      Sole               16552   26150
L-3Communications Hldgs Inc               Com     502424104     927        10125      Sole                8950    1175
                                    IBOXX Inv
Ishares Tr                               CPBD     464287242    4317        40823      Sole               33688    7135
McDonalds Corp                            Com     580135101     200         3000      Sole                3000       0
Medtronic Inc                             Com     585055106     379         8424      Sole                1424    7000

Medco Health Solutions Inc                Com     58405U102     325         5044      Sole                 248    4796
Merck & Co Inc New                        Com     58933Y105    1038        27816      Sole                9843   17973
Microsoft Corp                            Com     594918104    2962       101142      Sole               68232   32910
Ishares Tr                      S&P Glb Mtrls     464288695     950        14950      Sole               11250    3700
Mylan Labs Inc                            Com     628530107     535        23573      Sole               22963     610
Novartis A G                    Sponsored ADR     66987V109     756        13975      Sole               13975       0
NYSE Euronext                             Com     629491101     414        14000      Sole                4000   10000
                                  S&P 100 Idx
Ishares Tr                                 Fd     464287101     630        11775      Sole               11500     275
Oracle Corp                               Com     68389X105     679        26425      Sole                6425   20000
Plum Creek Timber Co Inc                  Com     729251108     265         6817      Sole                3700    3117
Pepsico Inc                               Com     713448108    2505        37873      Sole               33573    4300
Pfizer Inc                                Com     717081103     739        43099      Sole               25349   17750
                                   US Pfd Stk
Ishares Tr                                Idx     464288687     479        12375      Sole                9150    3225
Procter & Gamble Co                       Com     742718109    5129        81194      Sole               51013   30181
Barclays Bank PLC                ETN Platinum     06739H255     722        18325      Sole               15650    2675
                                        Water
Powershares ETF Trust                Resource     73935X575     641        36818      Sole               33100    3718
Philip Morris Intl Inc                    Com     718172109     213         4094      Sole                3830     264
Piedmont Nat Gas Inc                      Com     720186105     255         9268      Sole                9268       0
ETFS Platinum Tr                   Sh Ben Int     26922V101     213         1300      Sole                1300       0
                                   Dyn Netwkg
Powershares ETF Trust                     Prt     73935X815     269        13100      Sole               13100       0
Powershares QQQ Trust              Unit Ser 1     73935A104    5220       108407      Sole               81707   26700
Pimco Strategic Gbl Gov Fd I              Com     72200X104     306        29700      Sole               24700    5000
Royal Dutch Shell PLC             Spons ADR A     780259206    1549        26775      Sole               23775    3000
RGC Res Inc                               Com     74955L103     614        19650      Sole                   0   19650
Transocean LTD                        Reg Shs     H8817H100     261         3025      Sole                1400    1625
                                   S&P 500 Eq
Rydex ETF Trust                           Trd     78355W106    1782        41869      Sole               29669   12200
Raytheon Co                           Com New     755111507     524         9185      Sole                1185    8000
                                  Barclys 1-3
Ishares Tr                                 YR     464287457    1050        12605      Sole                9325    3280
Schlumberger Ltd                          Com     806857108    3559        56085      Sole               32735   23350
Southern Co                               Com     842587107     642        19360      Sole               18658     702
SPDR Tr                            Unit Ser 1     78462F103    7410        63339      Sole               61339    2000
Sysco Corp                                Com     871829107     638        21633      Sole               20633    1000
AT&T Inc                                  Com     00206R102    3054       118201      Sole              102471   15730
                                   Pshs Ultsh
ProShares Tr                           20 yrs     74347R297    2093        43000      Sole               43000       0
Teva Pharmaceuticals Inds Ltd             ADR     881624209    3347        53072      Sole               45772    7300

Thermo Fisher Scientific Inc              Com     883556102     814        15825      Sole               15825       0
United Bankshares Inc WV                  Com     909907107    1334        50879    Shared               50879       0
United Technologies Corp                  Com     913017109     983        13362      Sole               10188    3174
Varian Med Sys Inc                        Com     92220P105     691        12500      Sole                   0   12500
Verizon Communications Inc                Com     92343V104    1739        56090      Sole               46859    9231
Walgreen Co                               Com     931422109     290         7825      Sole                6725    1100
Wells Fargo & Co New                      Com     949746101     605        19446      Sole               11846    7600
Waste Mgmt Inc Del                        Com     94106L109    1677        48728      Sole               33778   14950
Williams Cos Inc Del                      Com     969457100     559        24200      Sole               24200       0
Wesbanco Inc                              Com     950810101     241        14866      Sole               11446    3420
Exxon Mobil Corp                          Com     30231G102    5026        75041      Sole               46273   28768
Dentsply Intl Inc New                     Com     249030107     488        14000      Sole                   0   14000